U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

August 31, 2010

VIA EDGAR TRANSMISSION

Dominic Minore
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
The Osterweis Strategic Investment Fund (the “Fund”)

Dear Mr. Minore:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) in response to your August 6, 2010 comments provided to Elaine Richards of U.S. Bancorp Fund Services, LLC, regarding the Trust’s Post-Effective Amendment (“PEA”) No. 379 to its registration statement.  PEA No. 379 was filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on June 17, 2010, and is designated to become effective on August 31, 2010.  The purpose of PEA No. 379 was to register a new series of the Trust within the Osterweis family of funds.  The Trust is filing this PEA No. 384 under Rule 485(b) to (1) reflect the revisions discussed herein in response to your comments; (2) make certain non-material changes as appropriate, and (3) file any outstanding exhibits to the registration statement.

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

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The Trust’s responses to your comments are as follows:

Part C – Exhibits

1.	Please confirm that all necessary exhibits, including the Operating Expense Limitation Agreement for the Fund, have been filed as exhibits to the Registration Statement.

The Trust confirms that all necessary exhibits, including the Fund’s Operating Expense Limitation Agreement, are filed herewith.

Prospectus (Summary Section)

2.	In the Fees and Expenses Table, please consider revising the last two line items to refer to “expense reduction” rather than “expense reimbursement.”

The Trust responds by revising the last two line items in the Fees and Expenses Table as you suggested and indicated below:

Fees and Expenses of the Fund
.
.
.
Fee Waiver and/or Expense ~~Reimbursement~~ Reduction
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense ~~Reimbursement~~ Reduction(2)

3.
In footnote 2 to the Fees and Expenses table, please include language regarding the Adviser’s ability to recoup any fees waived or expenses paid from the Fund.  Additionally, please include disclosure regarding the 3-year period available for recoupment, which is available only as long as expenses are maintained below the current expense cap.

The Trust responds by adding the additional disclosure as suggested and indicated below:

(2)  Osterweis Capital Management, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 1.50% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect until at least August 31, 2011.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Adviser, or by the Adviser with consent of the Board.  The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years.  This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

4.	Please confirm supplementally that any AFFE will be included in the Expense Example calculation.

The Trust responds by confirming that the Fund intends to include any AFFE in the Expense Example calculation.

5.	In the lead-in paragraph to the Expense Example, please indicate that the first year calculations within the figures shown reflect the Fund’s net expenses.

The Trust responds by making the suggested changes as follows.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for year one).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

6.	In the “Principal Investment Strategies” section, please state clearly that the Fund may invest in equity securities of companies of all market capitalization sizes – large, medium and small.

The Trust responds by adding clarifying disclosure as requested.

7.
In the “Principal Investment Strategies” section, please confirm that all of the types of equity securities in which the Fund may invest are described (i.e., are there other types of equity securities besides common and preferred stock?).

The Trust responds by revising the disclosure to reflect that the Fund may invest not only in common and preferred stock, but may also invest in convertible securities and Master Limited Partnerships.  The disclosure will also state that the Fund may invest in equity securities of foreign issuers and/or depositary receipts that are traded on domestic or foreign exchanges, including emerging markets.

8.
In the “Principal Investment Strategies” section, it states that the Fund’s fixed income allocation “may include, but is not limited to” certain types of securities.  Please revise the disclosure to remove the emphasized phrase, thereby requiring the disclosure to specify each type of fixed income security in which the Fund may invest.  Additionally, please state whether there are some categories of securities to which the Fund may invest without limit (i.e., what is the maximum percentage the Fund may invest in junk bonds or foreign debt securities?)

The Trust responds by revising the disclosure as suggested by removing the emphasized phrase.  The Fund’s principal fixed income security investments will consist of U.S. Federal and Agency obligations, investment grade corporate debt, domestic high yield debt or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than Baa3 by Moody’s), floating-rate debt, convertible debt, collateralized debt, municipal debt, foreign debt (including emerging markets) and/or depositary receipts and preferred stock.  Some of the securities listed above may be accompanied by a warrant, which is a right to acquire the issuer’s stock at a pre-determined price.  The Fund may also invest in zero-coupon U.S. government debt, zero-coupon corporate debt and money market instruments.  The Fund’s allocation among various fixed income securities will be made based on the portfolio managers’ assessment of opportunities for total return relative to the risk of each type of investment, but generally there is no limit on any type of fixed income security, meaning that the Fund could have up to 75% of its total assets invested in junk bonds, for instance.

9.	In the “Principal Risks” section, consider rephrasing the disclosure regarding “small and medium-sized companies” to refer to “small-cap and mid-cap” companies.

The Trust responds by rephrasing the disclosure as suggested.

10.
In the “Principal Risks” section, the Fund discusses the risks of investing in Master Limited Partnerships (“MLPs”) and associates the risks with changes in the energy sector.  Please clarify in the Principal Strategies section whether the only MLPs in which the Fund may invest are involved in the energy sector.  Alternatively, please identify all the types of MLPs in which the Fund may invest and identify the “various other risks” mentioned in the Risk disclosure.  Additionally, please indicate whether MLPs provide “limited liability” to the Fund.  If not, please enhance the risk disclosure.

The Trust responds by revising the disclosure regarding MLPs as follows:

“Master Limited Partnership Risk:  Investing in MLPs entails risk including fluctuations in energy prices, decreases in the supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences and potentially limited liquidity.

The Fund may invest up to 15% of its net assets in publicly traded MLPs.  These MLPs are primarily expected to be energy or natural resources related companies.  MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their earnings in distributions.  This pass through creates passive income or losses, along with dividend and investment income.

Master Limited Partnership Risk.  Investing in MLPs entails risk including fluctuations in energy prices, decreases in the supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences due to the partnership structure and potentially limited liquidity in thinly traded issues.”

11.
In the “Principal Risks” section, the Fund disclosed a “Sector Concentration Risk” suggesting that the Fund could possibly invest more that 25% of its assets in one sector.  Please provide corresponding disclosure in the “Principal Investment Strategies” section and consider adding percentage references in both locations.  Supplementally, please undertake to supplement the Fund’s prospectus to add appropriate strategy and risk disclosure if it should ever invest more than 25% in any one sector.

The Trust responds by making the suggested changes.  Additionally the Trust undertakes to review the Fund’s prospectus disclosure and take appropriate action if it should ever invest more than 25% of its net assets in any one sector.

12.	In the “Tax Information” section, please consider revising the paragraph to reflect the fact that the Fund is new.

The Trust responds by revising the paragraph as suggested.  See below:

Tax Information

The Fund~~’s~~ intends to make distributions that will be ~~are~~ taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Statement of Additional Information (“SAI”) (Investment Policies and Risks)

13.	Please indicate the maximum percentage in which the Fund may invest in reverse repurchase agreements.

The Trust responds by adding disclosure indicating that although the Fund has no present intent to engage in reverse repurchase agreements, it may invest up to 1/3 of its assets in such agreements as permitted by federal securities law.

14.	Please add disclosure regarding the Fund’s ability to engage in securities lending.

The Trust responds by adding disclosure regarding securities lending with the indication that the Fund has no present intent to engage in such transactions.

SAI (Fundamental Investment Limitations)

15.
On page 17 of the SAI under the fundamental investment restrictions, please consider revising fundamental restriction number 2 regarding “Borrowing.”  Currently the limitation cross-references the disclosure in the Fund’s prospectus and SAI, thereby ultimately making those disclosures fundamental.  Rather, please provide the specific percentage limitations directly in the fundamental investment limitation discussion.

The Trust responds by making the change as suggested.

16.
On page 17 of the SAI under the fundamental investment restrictions, please consider correcting fundamental restriction number 6 to refer to “reverse repurchase transactions” rather than simply “repurchase transactions.”  Additionally, please consider adding language to fundamental restriction number 6 or in the previous paragraph regarding reverse repurchase agreements on page 6 indicating that the Fund will only make such investments to the extent the assets are segregated.

The Trust responds by making the changes as suggested.  The Trust notes that the requested disclosure regarding segregated already exists on page 6 of the SAI.

SAI (Non-Fundamental Investment Limitations)

17.
In the paragraph following the non-fundamental investment restrictions on page 18 of the SAI, please consider adding disclosure regarding how the Fund addresses any incidents when its investment in illiquid securities exceeds the maximum percentage mentioned.  Additionally, please indicate that in the case of borrowing practices and illiquid securities investments, the Fund will assess the situation should the investments exceed the percentages mentioned and will take any necessary action.

The Trust responds by making the changes as suggested.

18.
Please consider adding an anti-leveraging policy indicating that the Fund will not make additional investment purchases for the Fund should the Fund’s borrowings exceed 5% of the Fund’s assets.  Alternatively, consider adding risk disclosure to the prospectus that the Fund could become leveraged.

The Trust responds by agreeing to consider adding disclosure to the Fund’s prospectus should the Fund’s leveraged position warrants the additional disclosure.

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I trust that the above responses and revisions adequately address your comments.  If you have any additional questions or require further information, please contact Elaine Richards at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
Secretary of Professionally Managed Portfolios

cc:      Domenick Pugliese, Esq., Paul, Hastings Janofsky, & Walker LLP